Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 38,483	$ 52,489	$ 55,410
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	73,993	71,897	62,707
Amortization and write off of deferred financing costs	1,262	1,250	908
Amortization of above market acquired charters (Note 6)	15,208	14,542	14,864
Equity compensation expense (Note 13)	1,156	1,074	34
Impairment of vessel (Notes 5, 8)	3,282	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	(2,275)	183	(92)
Due from related parties	0	0	55
Prepayments and other assets	486	(600)	(2,102)
Inventories	(719)	(354)	(973)
Trade accounts payable	2,764	(595)	1,929
Due to related parties	(1,861)	(6,059)	4,657
Accrued liabilities	7,624	662	1,114
Deferred revenue	(11,299)	24,267	(2,207)
Dry docking costs paid	(1,130)	(3,670)	(2,095)
Net cash provided by operating activities	126,974	155,086	134,209
Cash flows from investing activities:
Vessel acquisitions and improvements including time charter agreements (Notes 5, 6)	(2,038)	(90,782)	(207,937)
Increase in restricted cash	0	(1,000)	(2,000)
Net cash used in investing activities	(2,038)	(91,782)	(209,937)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 12)	17,815	4,546	133,327
Expenses paid for issuance of Partnership units	(247)	(784)	(739)
Proceeds from issuance of long-term debt (Note 7)	0	35,000	115,000
Payments of long-term debt (Note 7)	(129,262)	(17,354)	(121,299)
Deferred financing costs paid	(4,993)	(31)	(1,797)
Dividends paid (Note 12)	(51,630)	(68,193)	(122,773)
Net cash (used in) / provided by financing activities	(168,317)	(46,816)	1,719
Net (decrease) / increase in cash and cash equivalents	(43,381)	16,488	(74,009)
Cash and cash equivalents at the beginning of the year	106,678	90,190	164,199
Cash and cash equivalents at the end of the year	63,297	106,678	90,190
Supplemental Cash Flow Information
Cash paid for interest	19,646	23,763	16,759
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	312	1,383	769
Offering expenses included in liabilities	35	106	0
Deferred financing costs included in liabilities	79	0	0
Capitalized dry docking costs included in liabilities	11	1,141	1,687
Assumption of loan regarding the acquisition of the shares of Filonikis Product Carrier S.A. (''Filonikis'') (Notes 3, 7)	0	15,750	0
Units issued to acquire Filonikis (Note 3)	$ 0	$ 911	$ 0